Fair Value Measurements - Summary of Change in Fair Value of Derivative Warrant Liabilities (Details) - USD ($)		3 Months Ended	5 Months Ended
	Sep. 21, 2020	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Beginning balance of derivative warrant liabilities		$ 21,354,400
Change in fair value of derivative warrant liabilities	$ 19,500,000	(9,480,870)	$ 1,854,400
Ending balance of Derivative warrant liabilities		$ 11,873,530	$ 21,354,400